CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash And Due From Banks	$ 423,211	$ 439,363
Money Market Investments [Abstract]
Federal funds sold	5,055	33,515
Securities Purchased Under Agreements To Resell	175,965	213,462
Time deposits with other banks	677,433	838,603
Total money market investments	858,453	1,085,580
Trading Securities [Abstract]
Pledged securities with creditors' right to repledge	308,978	271,624
Other trading securities	30,765	42,901
Available For Sale Securities Abstract
Pledged securities with creditors' right to repledge	1,286,839	1,603,693
Other investment securities available-for-sale	4,007,961	3,480,508
Investment securities held-to-maturity, at amortized cost	140,496	142,817
Other investment securities, at lower of cost or realizable value	181,752	185,443
Loans held-for-sale, at lower of cost or fair value	110,426	354,468
Loans held-in-portfolio:
Loans held-in-portfolio	21,704,010	21,080,005
Covered Loans	2,984,427	3,755,972
Less- Unearned Income	92,144	96,813
Allowance for loan losses	640,555	730,607
Total loans held-in-portfolio, net	23,955,738	24,008,557
FDIC loss share asset	948,608	1,399,098
Premises and equipment, net	519,516	535,793
Accrued income receivable	131,536	125,728
Mortgage servicing assets, at fair value	161,099	154,430
Other Assets	1,687,558	1,569,578
Goodwill	647,757	647,757
Other intangible assets	45,132	54,295
Total assets	35,749,333	36,507,535
Deposits Abstract
Non-interest bearing	5,922,682	5,794,629
Interest bearing	20,788,463	21,205,984
Total deposits	26,711,145	27,000,613
Securities Sold under Agreements to Repurchase	1,659,292	2,016,752
Other short-term borrowings	401,200	636,200
Notes Payable	1,584,754	1,777,721
Other liabilities	766,792	966,249
Total liabilities	31,123,183	32,397,535
Stockholders Equity Abstract
Preferred stock	50,160	50,160
Common stock	1,034	1,032
Surplus	4,170,152	4,150,294
Accumulated deficit	594,430	11,826
Treasury stock	(881)	(444)
Accumulated other comprehensive (loss) income, net of tax	(188,745)	(102,868)	[1]
Total stockholders' equity	4,626,150	4,110,000
Total liabilities and stockholders' equity	35,749,333	36,507,535
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Other real estate owned	135,501	266,844
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Covered Loans	2,984,427	3,755,972
Other real estate owned	$ 168,007	$ 139,058

[1]	All amounts presented are net of tax.